Debentures	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Debentures Abstract [Abstract]
Disclosure Of Detailed Information About Debentures Explanatory

23. Debentures

23.1 Details of debentures as of December 31, 2019 and 2020, are as follows:

	Annual interest rate (%)	December 31, 2019		December 31, 2020
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	5.65 ~ 5.86	￦	33,310	￦	1,960
Exchangeable bonds*	0.00		—		240,000
Subordinated fixed rate debentures	2.02 ~ 4.35		3,386,590		4,834,407
Fixed rate debentures	0.00 ~ 3.50		40,596,755		47,229,619
Floating rate debentures	0.58 ~ 1.55		1,580,000		3,190,000

			45,596,655		55,495,986

Fair value adjustments of fair value hedged debentures in Korean won			21,070		(6,839)
Less: Discount on debentures in Korean won			(30,029)		(32,028)
Less: Adjustment for exchangeable rights in Korean won			—		(14,957)

			45,587,696		55,442,162

Debentures in foreign currencies
Floating rate debentures	0.58 ~ 1.51		2,227,607		2,232,938
Fixed rate debentures	0.05 ~ 13.50		3,094,196		5,030,580

			5,321,803		7,263,518

Fair value adjustments of fair value hedged debentures in foreign currencies			41,406		81,333
Less: Discount on debentures in foreign currencies			(15,322)		(26,326)

			5,347,887		7,318,525

		￦	50,935,583	￦	62,760,687

*

Fair value of the liability component of exchangeable bonds is calculated by using market interest rates of bonds under the same conditions without the exchangeable rights. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchangeable rights and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦ 48,000. Exercise period for exchangeable rights is from the 60th day from the issuance date to 10 days before the maturity date.

23.2 Changes in debentures based on face value for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Issue		Repayment		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	34,320	￦	—	￦	(1,010)	￦	—	￦	33,310
Subordinated fixed rate debentures		3,437,729		—		(51,139)		—		3,386,590
Fixed rate debentures		43,466,085		91,960,041		(94,829,371)		—		40,596,755
Floating rate debentures		1,650,000		570,000		(640,000)		—		1,580,000

		48,588,134		92,530,041		(95,521,520)		—		45,596,655

Debentures in foreign currencies
Floating rate debentures		1,791,868		532,380		(33,199)		(63,442)		2,227,607
Fixed rate debentures		2,951,251		595,490		(590,950)		138,405		3,094,196

		4,743,119		1,127,870		(624,149)		74,963		5,321,803

	￦	53,331,253	￦	93,657,911	￦	(96,145,669)	￦	74,963	￦	50,918,458

	2020
	Beginning		Issue		Repayment		Business combination		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	33,310	￦	—	￦	(1,350)	￦	—	￦	(30,000)	￦	1,960
Exchangeable bonds		—		240,000		—		—		—		240,000
Subordinated fixed rate debentures		3,386,590		2,150,000		(702,183)		—		—		4,834,407
Fixed rate debentures		40,596,755		111,677,084		(105,044,220)		—		—		47,229,619
Floating rate debentures		1,580,000		2,010,000		(400,000)		—		—		3,190,000

		45,596,655		116,077,084		(106,147,753)		—		(30,000)		55,495,986

Debentures in foreign currencies
Floating rate debentures		2,227,607		823,478		(675,075)		—		(143,072)		2,232,938
Fixed rate debentures		3,094,196		2,909,967		(937,972)		277,087		(312,698)		5,030,580

		5,321,803		3,733,445		(1,613,047)		277,087		(455,770)		7,263,518

	￦	50,918,458	￦	119,810,529	￦	(107,760,800)	￦	277,087	￦	(485,770)	￦	62,759,504